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           Annual Notice of Securities Sold Pursuant to Rule 24F - 2
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                 FORM 24F - 2
                       Annual Notice of Securities Sold
                           Pursuant to Rule 24F - 2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

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1.  Name and address of issuer:
USAA LIFE INVESTMENT TRUST

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2.  Name of each series or class of funds for which this notice is filed:
USAA LIFE VARIABLE ANNUITY MONEY MARKET FUND
USAA LIFE VARIABLE ANNUITY INCOME FUND
USAA LIFE VARIABLE ANNUITY GROWTH AND INCOME FUND
USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND
USAA LIFE VARIABLE ANNUITY DIVERSIFIED ASSETS FUND

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3.  Investment Company Act File Number:
811-8672
    Securities Act File Number:
33-82270

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4.  Last day of fiscal year for which this notice is filed:
DECEMBER 31, 1996

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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

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6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if
    applicable (see Instruction A.6):                                        N/A

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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                                                               0

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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                                                               0

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9.  Number and aggregate sale price of securities sold during the fiscal year:
NUMBER:                                                                        0
SALE PRICE:                                                                   $0
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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
NUMBER:                                                                        0
SALE PRICE:                                                                   $0
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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
NUMBER:                                                                     0.00
SALE PRICE:                                                                   $0
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12.  Calculation of registration fee:
   (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                              $0
  (ii)   Aggregate price of share issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                                    +         $0
                                                                    ------------

 (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                                    -         $0
                                                                    ------------
  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                                    +         $0
                                                                    ------------

   (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
         (iii), plus line (iv)] (if applicable):
                                                                              $0
                                                                    ------------

  (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): x 1/33 of 1%

                                                                    0.0003030303
                                                                    ------------
 (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                                           $0.00
                                                                    ============

INSTRUCTION:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                            [  ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
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                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and the capacities and on the dates indicated.

By (Signature and Title)*/s/ Ed Rosane
                         _____________________________________________

                         Edwin L. Rosane, President
                         _____________________________________________
Date   2/26/97
     ___________

*Please print the name and title of the signing officer below the signature.
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